Operating Leases	12 Months Ended
Dec. 31, 2018
Leases, Operating [Abstract]
Operating Leases
Operating Leases
Lessee. The Company leases certain equipment, offices and warehouse space under non-cancelable operating leases. Rental expense was $10.1 million, $11.4 million and $11.3 million for 2018, 2017 and 2016, respectively.
A summary of future rental commitments over the next five years under non-cancelable operating leases follows (in thousands):

Years Ending December 31,
2019	$13,248
2020	12,857
2021	11,075
2022	10,821
2023	9,205
Total	$57,206